Bank loan	12 Months Ended
Mar. 31, 2014
Bank loan
Bank loan

11                                  Bank loan

On July 11, 2012, the Group borrowed RMB50,000 from Hangzhou Bank, a commercial bank in the PRC. The term of the loan is one year. The loan bears a floating interest rate equaling to 120% of the base lending rate quoted by the People’s Bank of China, which is adjusted on the 20th day of the third month of each quarter. As of March 31, 2013, the bank loan bears interest at 7.2% per annum. The Group repaid the bank loan in full on July 10, 2013.

On August 12, 2013, the Group borrowed RMB60,000 (US$9,652) from Hangzhou Bank for one year. The loan bears a monthly fixed interest rate at 0.6%.